Nature Of Business And Significant Accounting Policies (Reconciliation Of Earnings Per Share) (Details) (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Shares outstanding					4,717,375	96,284
Weighted average common shares - basic					2,278,094	96,284
Effect of dilutive shares
Weighted average common shares - diluted					2,278,094	96,284
Continuing operations	$ (3,544,299)	[1]	$ (4,944,042)	[1]	$ (7,213,905)	$ (852,210)
Discontinued operations					(4,103)	(2,568,716)
LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS OF TRADE STREET RESIDENTIAL, INC.	$ (4,109,721)	[1]	$ (5,625,457)	[1]	$ (7,218,008)	$ (3,420,926)
Continuing operations	$ (4.17)	[1]	$ (2.39)	[1]	$ (3.17)	$ (8.85)
Discontinued operations						$ (26.68)
Earnings per share-basic					$ (3.17)	$ (35.53)

[1]	Restated